Portfolio of Investments January 31, 2025
NDMO
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 140.2% (100.0% of Total Investments)
10046005 CORPORATE BONDS - 1 .5% ( 1 .1 % of Total Investments) 10046005
HEALTH CARE EQUIPMENT & SERVICES - 1.5% (1.1% of Total Investments)
$ 2,750,000 Care New England Health System 5 .500% 09/01/26 $ 2,685,729
3,000,000 Toledo Hospital/The 6 .015 11/15/48 2,655,000
4,363,000 Toledo Hospital/The 5 .325 11/15/28 4,277,475
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,618,204
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0% (0.0% of Total Investments)
477,476 (a),(b) Benloch Ranch Improvement Association No 12022 9 .750 12/01/39 427,801
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 427,801
TOTAL CORPORATE BONDS
(Cost $8,922,992) 10,046,005
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
903550416 MUNICIPAL BONDS - 138 .7% ( 98 .9 % of Total Investments) 903550416
ALABAMA - 7.4% (5.3% of Total Investments)
5,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5 .250 01/01/54 5,317,952
2,360,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, (AMT), (Mandatory Put 11/01/30)
6 .375 11/01/50 2,668,205
475,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/40 518,778
585,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/41 635,105
705,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/42 761,987
705,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/43 758,244
705,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/44 754,920
565,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/45 603,102
870,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 919,430
1,000,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024A, (AMT)
5 .000 06/01/54 1,011,896
1,650,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024B, (AMT)
4 .750 12/01/54 1,621,465
4,515,000 (b) Mobile County, Alabama, Limited Obligation Warrants, Gomesa
Projects, Series 2020
4 .000 11/01/45 4,155,087
7,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 7,345,463
20,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 20,755,046
500,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2017B-2
5 .000 09/01/41 509,855
TOTAL ALABAMA 48,336,535
ARIZONA - 5.5% (3.9% of Total Investments)
7,650,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5 .000 07/01/51 7,000,910
1,500,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds ? Pensar Academy Project, Series
2020
5 .000 07/01/55 1,375,299
4,500,000 (b) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Senior Series 2022A-1
4 .000 12/01/51 3,226,578

Portfolio of Investments January 31, 2025
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 730,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5 .250% 11/01/48 $ 775,372
730,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5 .250 11/01/53 769,063
1,200,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 1,204,877
2,695,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 2,693,659
1,090,000 (b) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership Academy
Project, Refunding Series 2020
5 .500 07/01/40 1,011,832
1,000,000 (b) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020
5 .250 10/01/40 923,484
1,000,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company Palo
Verde Project, Refunding Series 2012A
4 .500 08/01/42 988,140
3,405,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5 .000 09/01/55 2,926,198
5,265,000 (b),(c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5 .000 07/01/35 3,685,500
6,800,000 (b),(c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5 .000 07/01/40 4,760,000
4,545,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter School
Project, Series 2020-1
5 .000 06/15/50 4,154,752
275,000 (b) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5 .000 06/15/64 263,150
TOTAL ARIZONA 35,758,814
ARKANSAS - 1.7% (1.2% of Total Investments)
4,500,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 4,645,909
6,500,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 6,451,995
TOTAL ARKANSAS 11,097,904
CALIFORNIA - 9.6% (6.8% of Total Investments)
1,960,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5 .250 01/01/54 2,057,150
7,865,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E, (Mandatory Put
9/01/32)
5 .000 02/01/55 8,422,247
6,770,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30)
5 .250 11/01/54 7,168,531
3,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B, (Mandatory Put
12/01/32)
5 .000 01/01/55 3,164,755
4,500,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024D, (Mandatory Put
9/01/32)
5 .000 02/01/55 4,854,899
3,815,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 2,512,225

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 6,290,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000% 07/01/30 $ 6,312,167
5,000,000 (b) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 4,250,147
465,000 (b) California Public Finance Authority, Senior Living Revenue Bonds,
Enso Village, Refunding Green Series 2021A
5 .000 11/15/46 444,749
2,000,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
6 .500 06/01/54 1,997,162
1,000,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
6 .375 06/01/59 974,759
2,000,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools ? Obligated Group,
Series 2020A
5 .000 06/01/60 1,790,727
1,220,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 1,230,675
1,175,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 1,181,797
6,180,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 5,351,256
275,000 Fontana, California, Special Tax Bonds, Narra Hills Community
Facilities District 109, Refunding Series 2024
5 .000 09/01/49 285,994
985,432 (c) Northstar Community Services District, California, California
Special Tax Bonds Community Facilities District 1 Series 2006
1 .750 09/01/37 275,921
1,615,000 Pajaro Valley Health Care District, Santa Cruz and Monterey
Counties, California, General Obligation Bonds, Social Series
2024A
5 .000 09/01/54 1,659,074
1,070,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5 .000 09/01/42 1,148,185
1,070,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5 .000 09/01/42 1,101,313
1,790,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .000 05/01/37 1,939,313
2,190,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .000 05/01/38 2,358,281
750,000 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1
3 .165 06/15/41 580,360
1,200,000 Sulphur Springs Union School District, California, Special Tax
Bonds, Community Facilities District 2019-1, Series 2024A
5 .000 09/01/49 1,253,680
TOTAL CALIFORNIA 62,315,367
COLORADO - 18.3% (13.1% of Total Investments)
2,370,000 64th Avenue ARI Authority, Adams County, Colorado, Special
Revenue Bonds, Series 2020
6 .500 12/01/43 2,370,879
500,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 507,918
1,060,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A
5 .000 12/01/50 1,059,998
2,285,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B
7 .750 12/15/50 2,196,616
5,220,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 4,950,973
499,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4 .000 12/01/29 489,451

Portfolio of Investments January 31, 2025
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,725,000 Belford North Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A
5 .500% 12/01/50 $ 1,552,397
1,000,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited
Tax Series 2021A
5 .000 12/01/51 897,367
500,000 (b) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
5 .000 12/01/40 485,300
1,000,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 826,491
1,450,000 Citadel on Colfax Business Improvement District, Aurora,
Colorado, Special Revenue and Tax Supported Bonds, Senior
Series 2020A
5 .350 12/01/50 1,347,026
525,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .250 12/01/49 576,901
655,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 730,023
100,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/41 85,568
100,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/51 77,839
1,000,000 (b) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Global Village Academy - Northglenn Project, Series 2020
5 .000 12/01/50 942,170
500,000 (b),(c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019
5 .000 12/01/54 335,000
16,000,000 Colorado International Center Metropolitan District 8, Adams
County, Colorado, Limited Tax General Obligation Bonds, Series
2020
6 .500 12/01/50 15,592,314
500,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6 .125 12/15/54 497,020
2,280,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0 .000 12/01/31 1,321,409
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/31 1,083,273
1,355,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .500 11/15/38 1,506,688
4,000,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 3,911,919
1,000,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 972,140
1,425,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .250 12/01/32 1,442,261
1,200,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .750 12/01/52 1,207,220
2,000,000 (b) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .500 06/01/50 1,771,529
825,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 820,886
1,360,000 (b) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2021A
5 .000 12/01/51 1,205,199
500,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and Improvement
Series 2024
5 .125 12/01/33 488,657

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,250,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750% 12/15/50 $ 5,298,185
2,000,000 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciaiton Bonds, Series
2020A
5 .750 12/01/50 1,876,676
1,000,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .125 12/01/50 967,569
1,500,000 (b) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .125 12/01/44 1,463,755
1,200,000 (b) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 1,186,573
1,030,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 2023A-2
8 .000 12/01/53 819,486
560,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7 .250 12/01/53 590,977
3,000,000 (b) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 3,046,080
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 12/01/41 474,459
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 04/15/51 447,366
480,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/49 450,990
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .000 12/01/40 2,008,458
1,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 1,005,505
1,810,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 1,644,681
500,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
4 .000 12/01/29 479,097
1,250,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/39 1,205,878
285,000 (b) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 246,355
1,100,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1
7 .500 12/01/52 1,114,675
925,000 Pinon Pines Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020
5 .000 12/01/40 908,510
7,000,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 6,795,545
3,665,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017
5 .000 12/01/42 3,761,984
2,000,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000 12/01/41 1,825,805
1,045,000 (b) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 1,015,599
2,320,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 2,376,849
1,215,000 SouthGlenn Metropolitan District, Colorado, Special Revenue
Bonds, Refunding Series 2016
5 .000 12/01/30 1,215,250
500,000 (b),(d) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 363,347
502,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Subordinate Series
2020B
7 .125 12/15/50 503,714

Portfolio of Investments January 31, 2025
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,350,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020
5 .000% 12/01/40 $ 2,280,912
2,300,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020
5 .125 12/01/50 2,143,346
1,000,000 Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited Bonds,
Convertible Capital Appreciation Series 2021A-2
5 .500 12/01/51 795,992
1,270,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 1,103,973
5,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6 .000 12/01/50 3,809,845
10,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5 .375 12/01/50 9,500,689
1,500,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/51 1,287,744
2,200,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,283,202
630,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 626,182
2,000,000 (b) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 1,552,512
937,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Taxable
Converting to Tax-Exempt Refunding Subordinate Series
2020B-1
6 .250 12/15/40 903,716
TOTAL COLORADO 119,633,913
CONNECTICUT - 1.6% (1.2% of Total Investments)
1,325,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 1,331,211
1,250,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/36 1,250,359
1,255,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016B-1
2 .950 11/15/31 1,186,386
3,835,000 Connecticut State, General Obligation Bonds, Social Series
2024G
5 .000 11/15/39 4,322,939
1,315,000 Connecticut State, General Obligation Bonds, Social Series
2024G
5 .000 11/15/41 1,466,736
1,040,000 Connecticut State, General Obligation Bonds, Social Series
2024G
5 .000 11/15/44 1,133,144
TOTAL CONNECTICUT 10,690,775
DELAWARE - 0.4% (0.3% of Total Investments)
400,000 (b) Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores
Special Development District, Series 2024
5 .625 07/01/53 414,883
500,000 (e) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .600 07/01/44 502,883
500,000 (e) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .650 07/01/49 504,495
960,000 (e) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .750 07/01/54 967,028
TOTAL DELAWARE 2,389,289
DISTRICT OF COLUMBIA - 0.0% (0.0% of Total Investments)
325,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5 .750 06/01/54 332,748
TOTAL DISTRICT OF COLUMBIA 332,748

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 12.6% (9.0% of Total Investments)
$ 1,565,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021
3 .750% 05/01/41 $ 1,367,842
1,215,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A
5 .000 06/15/40 1,180,663
1,260,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A
5 .000 06/15/55 1,150,147
1,010,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/54 977,944
3,950,000 (b) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Series 2020B
4 .250 05/01/41 3,561,650
240,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2024
5 .500 05/01/54 232,996
10,000,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Discovery High School Project, Series 2020A
5 .000 06/01/55 7,086,328
835,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2023A
6 .000 06/15/33 914,766
1,000,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2023A
6 .500 06/15/38 1,089,805
1,000,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2023A
6 .625 06/15/43 1,085,729
1,200,000 (b) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project
Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 1,209,642
2,450,000 (b) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2023, (AMT), (Mandatory Put 7/01/26)
6 .125 07/01/32 2,503,980
4,375,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 4,689,712
1,900,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 1,891,453
1,300,000 (e) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5 .000 07/01/44 1,336,415
1,760,000 (e) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5 .250 07/01/53 1,828,255
1,400,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 1,414,747
20,835,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8 .250 07/01/57 21,636,779
420,000 (b) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/54 420,889
1,095,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area 2,
Series 2020
4 .250 05/01/40 1,021,351
1,500,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area 2,
Series 2020
4 .500 05/01/52 1,346,730
2,500,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, JetBlue Airways Corporation,
Series 2013, (AMT)
5 .000 11/15/36 2,501,391

Portfolio of Investments January 31, 2025
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area1 Project,
Series 2020
4 .000% 05/01/51 $ 855,131
1,425,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 1,536,631
415,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series 2024
4 .750 05/01/31 423,898
450,000 Langley South Community Development District, Florida, Special
Assessment Revenue Bonds, Mascotte Assessment Area One
Series 2024
5 .125 05/01/44 448,374
1,685,000 Langley South Community Development District, Florida, Special
Assessment Revenue Bonds, Mascotte Assessment Area One
Series 2024
5 .400 05/01/55 1,677,618
1,225,000 (b) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A
5 .000 06/01/47 1,133,365
3,380,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5 .500 01/01/49 3,751,018
870,000 (e) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT), (UB)
5 .250 10/01/52 892,394
1,360,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/37 841,123
1,480,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/42 705,579
3,000,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009
0 .000 10/01/42 1,381,627
2,750,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009
0 .000 10/01/45 1,072,627
2,860,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2024A
5 .250 10/01/54 3,072,002
100,000 (b) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4 .750 05/01/31 100,206
250,000 (b) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625 05/01/44 250,960
320,000 (b) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5, Series
2024
5 .750 05/01/44 324,108
1,145,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000 05/01/44 1,077,408
310,000 (b) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 302,675
425,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
2 .700 05/01/31 385,693
250,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/44 258,017
250,000 (b),(f) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .375 05/01/45 250,622
450,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
4 .250 05/01/28 453,548
810,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .800 05/01/55 793,853
50,000 Windward Community Development District, Florida, Special
Assessment Bonds, Series 2020A-2
4 .400 11/01/35 49,100
TOTAL FLORIDA 82,486,791

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 1.8% (1.3% of Total Investments)
$ 1,700,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500% 12/15/48 $ 1,461,724
1,000,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,025,676
1,120,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5 .250 07/01/41 1,214,108
1,395,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5 .250 07/01/43 1,499,909
505,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5 .000 10/01/42 533,549
555,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5 .000 10/01/43 583,635
515,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5 .000 10/01/44 539,496
750,000 (b) Fulton County Residential Care Facilities for the Elderly Authority,
Georgia, Revenue Bonds, Canterbury Court Project, Series 2019A
5 .000 04/01/47 726,513
500,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2021A - BAM Insured
3 .000 02/15/51 388,114
1,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 977,387
2,750,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 2,728,873
TOTAL GEORGIA 11,678,984
HAWAII - 0.1% (0.1% of Total Investments)
500,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/39 493,413
TOTAL HAWAII 493,413
IDAHO - 0.3% (0.2% of Total Investments)
640,000 (e) Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4 .050 01/01/39 644,690
560,000 (e) Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 562,065
630,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 660,147
TOTAL IDAHO 1,866,902
ILLINOIS - 6.8% (4.8% of Total Investments)
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/34 1,093,420
1,055,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .000 04/01/41 1,099,948
1,275,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .500 04/01/43 1,362,497
2,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A
5 .000 12/01/34 2,051,947
4,565,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5 .000 12/01/33 4,755,371
4,900,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5 .250 12/01/36 5,148,974
120,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/29 126,422
190,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/30 201,928
2,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/31 2,410,705
1,485,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/32 1,605,329

Portfolio of Investments January 31, 2025
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 200,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien
Series 2023B - AGM Insured
5 .000% 11/01/37 $ 217,358
25,000 (g) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 25,460
725,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 695,090
240,000 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
5 .000 03/01/34 243,385
875,000 (c) Illinois Finance Authority, Revenue Bonds, Lutheran Home and
Services, Series 2019A
5 .000 11/01/49 520,684
815,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/47 853,523
695,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5 .250 04/01/44 766,103
740,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5 .250 04/01/45 809,190
4,500,000 (b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2016, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/43 4,440,505
1,455,000 (b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 1,430,989
2,500,000 Illinois State, General Obligation Bonds, December Series 2023C 5 .000 12/01/47 2,621,657
4,710,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 5,094,417
1,300,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/42 1,425,607
1,205,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 1,308,422
930,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,005,040
930,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/49 992,082
1,800,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000 06/15/39 991,457
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000 06/15/40 780,018
TOTAL ILLINOIS 44,077,528
INDIANA - 2.7% (1.9% of Total Investments)
1,415,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,333,947
1,190,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Depauw University Project, Series 2019
5 .000 07/01/37 1,221,679
3,125,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2020,
(AMT)
6 .750 05/01/39 3,548,191
1,500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2015I, (AMT)
5 .000 01/01/32 1,501,369
730,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .750 03/01/43 781,008
680,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 725,391
4,060,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 4,550,802
3,770,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 3,864,330
TOTAL INDIANA 17,526,717

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 0.9% (0.6% of Total Investments)
$ 2,500,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012
4 .750% 08/01/42 $ 2,502,262
1,745,000 (g) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/42)
5 .000 12/01/50 1,997,015
60,000 Iowa Finance Authority, Revenue Bonds, Lifespace Communities,
Inc., Series 2024A
5 .000 05/15/39 62,390
75,000 Iowa Finance Authority, Revenue Bonds, Lifespace Communities,
Inc., Series 2024A
5 .000 05/15/44 75,995
1,250,000 Iowa Finance Authority, Revenue Bonds, Lifespace Communities,
Inc., Series 2024A
5 .125 05/15/59 1,250,358
TOTAL IOWA 5,888,020
KANSAS - 0.1% (0.1% of Total Investments)
500,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 507,131
TOTAL KANSAS 507,131
KENTUCKY - 0.8% (0.6% of Total Investments)
2,805,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6 .000 12/01/40 2,532,476
2,175,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 1,753,966
990,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B
5 .500 12/01/60 839,875
TOTAL KENTUCKY 5,126,317
LOUISIANA - 1.9% (1.4% of Total Investments)
1,150,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/51 977,148
450,000 (b) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/43 445,096
2,010,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .500 09/01/59 2,128,080
1,295,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .750 09/01/64 1,402,003
1,505,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .000 09/01/66 1,525,574
2,720,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .000 07/01/43 2,897,885
500,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/38 552,300
500,000 (b) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 503,120
2,000,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 2,192,231
TOTAL LOUISIANA 12,623,437
MAINE - 0.3% (0.2% of Total Investments)
215,000 (b) Maine Finance Authority, Solid Waste Disposal Revenue
Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT),
(Mandatory Put 6/01/35)
4 .625 12/01/47 216,434
2,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5 .000 07/01/46 1,935,506
TOTAL MAINE 2,151,940
MARYLAND - 0.0% (0.0% of Total Investments)
200,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4 .500 06/01/33 202,593
TOTAL MARYLAND 202,593

Portfolio of Investments January 31, 2025
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS - 0.1% (0.1% of Total Investments)
$ 425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000% 07/01/44 $ 419,791
TOTAL MASSACHUSETTS 419,791
MICHIGAN - 3.0% (2.1% of Total Investments)
1,455,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5 .000 07/01/48 1,516,278
690,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/34 770,421
925,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/35 1,029,250
925,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/36 1,025,271
830,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/37 916,330
925,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/38 1,019,785
5,000,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Financial Recovery Series 2014B-1
4 .000 04/01/44 3,891,914
710,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2021, (AMT)
5 .000 01/01/46 737,599
1,135,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5 .250 07/01/48 1,232,724
3,480,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5 .250 07/01/53 3,763,876
2,230,000 (e) Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A, (UB)
5 .100 10/01/53 2,236,303
1,070,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B - AGM
Insured, (AMT)
5 .250 12/01/37 1,178,139
TOTAL MICHIGAN 19,317,890
MINNESOTA - 0.7% (0.5% of Total Investments)
3,745,000 (b) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/53 3,820,640
1,140,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5 .000 12/01/55 821,167
TOTAL MINNESOTA 4,641,807
MISSISSIPPI - 0.5% (0.3% of Total Investments)
1,190,000 (e) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6 .000 09/01/48 1,334,985
1,580,000 (e) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6 .000 09/01/53 1,753,547
TOTAL MISSISSIPPI 3,088,532
MISSOURI - 1.1% (0.8% of Total Investments)
550,000 (b) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/54 533,599
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4 .000 11/15/45 2,792,767
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/40 1,049,606
2,625,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/45 2,691,814
TOTAL MISSOURI 7,067,786

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA - 0.3% (0.2% of Total Investments)
$ 1,975,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3 .875% 07/01/28 $ 2,002,337
TOTAL MONTANA 2,002,337
NEBRASKA - 1.3% (0.9% of Total Investments)
3,750,000 Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000 05/01/53 3,910,854
4,665,000 (e) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .700 09/01/49 4,692,399
TOTAL NEBRASKA 8,603,253
NEVADA - 0.1% (0.0% of Total Investments)
1,842,684 (b),(c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 7,555
435,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 611 Sunstone Phase I and II, Series 2020
4 .000 06/01/40 390,906
TOTAL NEVADA 398,461
NEW HAMPSHIRE - 0.6% (0.4% of Total Investments)
4,000,000 (b) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 3,657,718
TOTAL NEW HAMPSHIRE 3,657,718
NEW JERSEY - 0.6% (0.5% of Total Investments)
1,390,000 (b) New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A
7 .000 06/15/30 1,389,760
750,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 722,512
1,175,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024AA
5 .000 06/15/40 1,306,741
625,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024AA
5 .250 06/15/41 702,747
TOTAL NEW JERSEY 4,121,760
NEW MEXICO - 1.0% (0.7% of Total Investments)
7,000,000 (b) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020
8 .000 05/01/40 6,752,174
TOTAL NEW MEXICO 6,752,174
NEW YORK - 19.6% (14.0% of Total Investments)
1,240,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,323,288
5,000,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 4,639,124
1,310,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 1,253,111
3,000,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,575,567
10,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
4 .000 07/01/45 8,471,038
955,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250 11/01/42 1,021,928
770,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250 11/01/43 820,118
150,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .500 11/01/47 160,627
450,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 467,540
7,940,000 (e) Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A, (UB)
5 .000 03/15/55 8,399,540
1,235,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5 .000 03/15/41 1,374,907
1,795,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5 .000 03/15/42 1,981,001

Portfolio of Investments January 31, 2025
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 3,370,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5 .000% 03/15/43 $ 3,689,175
7,630,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5 .000 07/01/32 7,761,818
1,095,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5 .000 07/01/35 1,111,545
750,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 683,257
3,345,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024B
4 .000 11/15/43 3,216,505
1,210,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024B
4 .000 11/15/44 1,151,073
1,000,000 (e) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .650 11/01/49 1,003,822
1,720,000 (e) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .750 11/01/54 1,722,175
975,000 (e) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .750 11/01/54 978,013
410,000 (b) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5 .250 12/15/31 418,969
140,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Taxable
Class E Series 2024
4 .375 12/15/31 142,479
5,845,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series CC-1
5 .250 06/15/54 6,328,496
2,785,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2018 Series A-3
5 .000 08/01/41 2,871,166
840,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1
5 .250 02/01/40 939,803
8,305,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5 .000 11/01/41 9,202,452
2,245,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5 .000 11/01/44 2,428,363
870,000 New York State Housing Finance Agency, State Personal Income
Tax Revenue Bonds, Economic Development and Housing
Sustainability Green Series 2024B-1
4 .550 12/15/54 858,298
450,000 New York State Housing Finance Agency, State Personal Income
Tax Revenue Bonds, Economic Development and Housing
Sustainability Green Series 2024C
4 .000 12/15/39 446,411
630,000 New York State Housing Finance Agency, State Personal Income
Tax Revenue Bonds, Economic Development and Housing
Sustainability Green Series 2024C
4 .300 12/15/44 614,359
1,335,000 New York State Housing Finance Agency, State Personal Income
Tax Revenue Bonds, Economic Development and Housing
Sustainability Green Series 2024C
4 .500 12/15/49 1,316,922
670,000 New York State Housing Finance Agency, State Personal Income
Tax Revenue Bonds, Economic Development and Housing
Sustainability Green Series 2024C
4 .550 12/15/54 660,988
2,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 2,500,013
9,175,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 9,579,588
3,400,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 3,536,122

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,955,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .250% 06/30/49 $ 2,031,428
2,340,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 2,463,154
395,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5 .500 06/30/39 424,548
165,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5 .500 06/30/40 176,926
215,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .500 06/30/43 230,805
240,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .500 06/30/44 256,807
845,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6 .000 06/30/54 909,815
1,590,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .125 06/30/60 1,630,521
3,315,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5 .375 06/30/60 3,417,160
3,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 3,087,043
1,600,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 1,786,990
2,805,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 2,990,052
460,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5 .000 12/01/41 487,923
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/38 1,068,828
1,760,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
5 .000 12/01/43 1,922,146
1,225,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
5 .250 12/01/47 1,338,178
1,630,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
5 .000 12/01/50 1,730,156
1,370,000 (e) Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
5 .250 12/01/54 1,480,080
4,370,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
5 .500 12/01/59 4,814,993
TOTAL NEW YORK 127,897,154

Portfolio of Investments January 31, 2025
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 0.1% (0.1% of Total Investments)
$ 370,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4 .000% 09/01/46 $ 323,701
230,000 North Carolina Medical Care Commission, Retirement Facility
Revenue Bonds, Penick Village Project First Mortgage Series
2024A
5 .500 09/01/54 231,520
TOTAL NORTH CAROLINA 555,221
NORTH DAKOTA - 0.5% (0.3% of Total Investments)
3,000,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .500 07/01/44 3,016,635
TOTAL NORTH DAKOTA 3,016,635
OHIO - 1.3% (0.9% of Total Investments)
1,995,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 1,797,230
225,000 Dayton-Montgomery County Port Authority, Ohio, Development
Revenue Bonds, Dayton Regional Stem Schools Inc. Project,
Series 2024
5 .000 12/01/44 229,810
400,000 Dayton-Montgomery County Port Authority, Ohio, Development
Revenue Bonds, Dayton Regional Stem Schools Inc. Project,
Series 2024
5 .000 12/01/60 399,982
3,450,000 (b) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 3,499,497
400,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/49 420,210
1,000,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 981,351
250,000 (b) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 251,654
625,000 (e) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .650 09/01/54 627,487
TOTAL OHIO 8,207,221
OKLAHOMA - 0.5% (0.4% of Total Investments)
1,000,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .000 01/01/43 1,098,298
970,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .000 01/01/45 1,052,881
1,000,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .250 01/01/46 1,102,060
TOTAL OKLAHOMA 3,253,239
OREGON - 0.2% (0.1% of Total Investments)
1,165,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/49 1,218,380
TOTAL OREGON 1,218,380
PENNSYLVANIA - 5.2% (3.7% of Total Investments)
700,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5 .250 01/01/39 756,799
700,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5 .500 01/01/43 761,682
1,000,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A
4 .000 07/15/37 1,003,753
900,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 945,019

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 3,000,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000% 05/01/42 $ 2,998,347
1,625,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,633,721
1,000,000 (b) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2017
5 .125 10/15/41 737,474
2,000,000 (b) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 1,529,731
9,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5 .000 02/15/39 9,200,405
1,300,000 (a),(c) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2021A
10 .000 12/01/31 130
300,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 303,296
2,960,000 Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking System,
Junior Guaranteed Series 2013B - BAM Insured
0 .000 01/01/45 1,169,378
2,040,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4 .000 11/15/42 1,949,353
3,000,000 (e) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5 .450 04/01/51 3,077,010
340,000 (e) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .450 10/01/44 341,969
1,850,000 (e) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 1,858,834
2,545,000 (e) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .750 10/01/49 2,568,588
2,545,000 (e) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .800 10/01/51 2,499,377
30,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .250 12/01/41 33,297
485,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .250 12/01/42 535,436
TOTAL PENNSYLVANIA 33,903,599
PUERTO RICO - 6.8% (4.9% of Total Investments)
5,950,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0 .000 05/15/57 400,019
3,500,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/37 3,645,082
6,500,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 6,077,283
8,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/40 4,420,000
409,281 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 409,382
2,150,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .550 07/01/40 2,155,417
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 985,901
11,357,498 Puerto Rico, GDB Debt Recovery Authority Commonwealth
Bonds, Taxable Series 2018
7 .500 08/20/40 11,130,348
9,014,471 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 5,753,486
4,570,000 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1 .000 11/01/51 1,505,815

Portfolio of Investments January 31, 2025
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 4,128,207 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1 .000% 11/01/51 $ 1,862,853
1,029,483 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 718,427
64 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 64
1,117,147 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 1,093,159
839,085 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 793,640
5,657,155 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 3,554,108
TOTAL PUERTO RICO 44,504,984
SOUTH CAROLINA - 0.9% (0.6% of Total Investments)
1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Columbia College,
Refunding Series 2020A
5 .625 10/01/40 965,121
1,000,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5 .000 11/15/55 916,442
2,170,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/49 2,385,207
1,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/54 1,091,626
250,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital & South
of Broad Healthcare Project, Series 2024
5 .500 11/15/44 262,722
TOTAL SOUTH CAROLINA 5,621,118
TENNESSEE - 2.8% (2.0% of Total Investments)
410,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/40 453,549
485,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/41 533,183
1,395,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/42 1,525,019
1,195,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/43 1,298,452
2,205,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/44 2,382,756
1,895,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/40 2,087,917
1,345,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/41 1,473,428
1,650,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/42 1,796,000
650,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Belmont University, Series 2023
5 .000 05/01/40 700,268
2,705,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University, Series 2023A
5 .000 07/01/28 2,869,014

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 2,905,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University, Series 2023A
5 .000% 07/01/33 $ 3,248,793
TOTAL TENNESSEE 18,368,379
TEXAS - 7.4% (5.3% of Total Investments)
500,000 (b) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5 .000 10/01/50 422,189
325,000 (b),(f) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project, Series
2025
5 .875 09/01/45 325,766
500,000 (b),(f) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .750 09/01/55 496,810
2,370,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/49 2,546,293
3,720,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/55 3,973,185
225,000 (b) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project Special Assessment
Revenue Bonds Series 2022
4 .750 09/15/32 223,101
225,000 (b) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2024A
6 .000 06/15/54 223,444
330,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 343,984
4,605,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2023A
5 .000 02/15/42 4,976,959
1,280,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 1,279,938
570,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
6 .000 08/01/43 627,288
1,000,000 Harris County Industrial Development Corporation, Texas,
Revenue Bonds, Energy Transfer LP Project, Marine Terminal
Refunding Series 2023, (Mandatory Put 6/01/33)
4 .050 11/01/50 997,773
3,335,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5 .250 08/15/49 3,623,677
1,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .500 07/15/36 1,079,118
1,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .500 07/15/38 1,074,631
5,610,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021 - AGM Insured,
(AMT)
4 .000 11/01/38 5,510,792
500,000 (b) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Improvement
Area 1 Project, Series 2021
4 .125 09/01/41 442,262
1,500,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4 .000 06/01/30 1,500,425
625,000 (b) McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 3
Project, Series 2021
3 .625 09/15/41 523,295
500,000 (b) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .500 09/01/43 515,310
4,175,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Southwest Preparatory School,
Series 2020A
5 .000 08/15/50 3,928,478
3,500,000 (b) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 3,134,480

Portfolio of Investments January 31, 2025
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 345,000 (b) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5 .000% 01/01/39 $ 353,207
155,000 (b) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Crossing Public Improvement District 3 Project, Series 2024
5 .125 09/01/44 153,038
1,955,000 (b) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Major Improvement Area Project, Series
2020
5 .375 09/15/40 1,981,141
475,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/38 505,249
465,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/41 494,253
700,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/40 687,259
650,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2021
4 .000 10/15/51 600,537
735,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .000 02/01/39 819,660
1,330,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .000 02/01/42 1,453,947
1,450,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .000 02/01/43 1,574,634
375,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .000 02/01/44 405,454
1,160,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .250 02/01/54 1,248,358
TOTAL TEXAS 48,045,935
UTAH - 0.9% (0.6% of Total Investments)
205,000 (b) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5 .625 12/01/53 206,753
500,000 (b) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4 .125 02/01/41 404,428
645,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .250 07/01/43 685,045
950,000 (b) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Paradigm High School Project, Series 2020A
5 .125 07/15/51 838,149
1,185,000 (e) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .650 01/01/49 1,194,984
2,540,000 (b) Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023
7 .000 12/01/42 2,561,575
TOTAL UTAH 5,890,934
VIRGIN ISLANDS - 0.5% (0.4% of Total Investments)
2,365,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 2,495,575
1,000,000 (b) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6 .125 10/01/42 988,388
TOTAL VIRGIN ISLANDS 3,483,963
VIRGINIA - 1.4% (1.0% of Total Investments)
775,000 Alexandria Sanitation Authority, Virginia, Wastewater Revenue
Bonds, Alexrenew Green Series 2024
5 .000 07/15/54 842,257
1,640,000 (b) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,640,290
3,580,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D,
(Mandatory Put 7/01/30)
5 .000 07/01/53 3,863,273
1,600,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/40 1,533,732

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 990,000 (b) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia Beach
Oceanfront South Hotel Project, Senior Series 2020A-1
8 .000% 10/01/43 $ 992,713
TOTAL VIRGINIA 8,872,265
WASHINGTON - 2.2% (1.6% of Total Investments)
1,370,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/43 1,450,558
1,390,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/44 1,466,242
1,600,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/45 1,681,564
940,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/46 985,482
1,770,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 1,773,569
1,915,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B,
(Mandatory Put 10/01/30)
4 .000 10/01/42 1,958,794
5,626,212 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-1
Class A
3 .375 04/20/37 5,061,199
TOTAL WASHINGTON 14,377,408
WEST VIRGINIA - 0.8% (0.5% of Total Investments)
150,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7 .000 06/01/43 159,545
700,000 Ohio County Commission, West Virginia, Tax Increment Revenue
Bonds, The Highlands Project, Refunding & Improvement Series
2024
5 .250 06/01/53 708,430
3,660,000 (b) West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020
7 .625 12/01/40 2,963,161
1,035,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/41 1,106,383
TOTAL WEST VIRGINIA 4,937,519
WISCONSIN - 5.5% (4.0% of Total Investments)
3,000,000 (b) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG
Hub North LLC Renewable Natural Gas Production Plant Project,
Series 2021A
5 .500 12/01/32 2,359,913
6,350,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/56 5,615,126
390,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5 .000 06/15/44 391,889
2,265,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .500 06/15/49 2,243,951
200,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6 .125 06/15/57 198,174
1,000,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5 .000 06/01/56 865,692
455,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Cornerstone Charter Academy Series 2024
5 .000 02/01/54 457,043
1,000,000 (b) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5 .000 08/01/51 747,942
2,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 2,030,920
1,670,000 (b) Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate
Lien Series 2022B
5 .625 02/01/46 1,741,745

Portfolio of Investments January 31, 2025
(continued)
NDMO

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,000,000 (b) Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate
Lien Series 2022B
6 .000% 02/01/62 $ 2,090,477
5,000,000 (b) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
7 .000 12/01/50 5,093,704
3,000,000 (b) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 3,076,655
1,000,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022B,
(Mandatory Put 10/01/30)
4 .000 10/01/46 1,008,549
1,025,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6 .250 10/01/58 1,066,141
1,500,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000 07/01/41 1,352,031
500,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 417,430
100,000 (a),(c) Public Finance Authority of Wisconsin, Wisconsin Revenue Note,
KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/25 10
1,000,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2024A
5 .000 06/15/64 998,296
500,000 (b) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 277,966
1,000,000 (b) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 1,028,518
500,000 (b) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 507,014
150,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024
5 .450 10/01/39 153,724
2,500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A
4 .000 04/01/39 2,416,925
TOTAL WISCONSIN 36,139,835
TOTAL MUNICIPAL BONDS
(Cost $924,755,098) 903,550,416
PRINCIPAL DESCRIPTION RATE (h) MATURITY (i) VALUE
13 VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% ( 0 .0 % of Total Investments) (h) 13
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
128,676 (a),(c),(j) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/25 13
TOTAL CAPITAL GOODS 13
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $128,676) 13
TOTAL LONG-TERM INVESTMENTS
(Cost $933,806,766) 913,596,434
FLOATING RATE OBLIGATIONS - (5.1)% (33,400,000)
MFP SHARES, NET - (36.8)%(k) (239,667,124)
OTHER ASSETS & LIABILITIES, NET -  1.7% 11,173,134
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 651,702,444
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $256,056,085 or 28.0% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) When-issued or delayed delivery security.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate
(Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(i) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(j) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%,
12/01/31.
(k) MFP Shares, Net as a percentage of Total Investments is 26.2%.
NDMO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 9,618,204 $ 427,801 $ 10,046,005
Municipal Bonds – 903,550,276 140 903,550,416
Variable Rate Senior Loan Interests – – 13 13
Total $ – $ 913,168,480 $ 427,954 $ 913,596,434